Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Product Revenue
Product Cost of Sales
Gross Income
Administrative Expenses	4,299,062	3,372,103
Sales and Marketing Expenses	22,963	25,000
Research and Development Expenses	7,963,678
Litigation Settlement Expenses		75,000
Loss from Operations	(12,285,703)	(3,472,103)
Other (Income) Expenses
Loss on Disposal of Non-Current Assets	3,042	9,576
Foreign Currency Transaction (Gain) Loss	(93)	5,051
Gain on Fair Market Value Change of Equity Investments	(54,100)
(Gain) Loss on Investments	36,714	(3,952)
Interest and Dividend Income	(119,052)	(101,483)
Total Other Income	(133,489)	(90,808)
Loss Before Income Taxes	(12,152,214)	(3,381,295)
Income Tax Benefit
Net Loss from Continuing Operations	(12,152,214)	(3,381,295)
Net Loss from Discontinued Operations	(5,428,395)	(506,954)
Net Loss	(17,580,609)	(3,888,249)
Other Comprehensive Income (Loss)
Net Unrealized Gain on Marketable Securities		43,799
Total Other Comprehensive Income		43,799
Comprehensive Loss	$ (17,580,609)	$ (3,844,450)
Basic and Diluted Loss per Common Share from Continuing Operations	$ (1.72)	$ (5.52)
Basic and Diluted Loss per Common Share from Discontinued Operations	(0.77)	(0.83)
Basic and Diluted Loss per Common Share	$ (2.49)	$ (6.35)
Weighted average basic and diluted common shares outstanding	7,052,686	612,672